MARKETABLE SECURITIES (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Marketable Securities [Abstract]
Corporate Bonds And Government Treasury Notes	$ 6,375	$ 18,541